ATFA LETTERHEAD

May 6, 2004

Securities and Exchange Commission

450 Fifth Street, N.W.

Washington, D.C. 20549

Re: AEGON/Transamerica Series Fund, Inc.

1933 Act File No.: 33-507

CIK No.: 0000778207

Dear Sir/Madam:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, please accept this letter as certification that the Prospectus, including the tailored Prospectus breakouts, for the above-referenced Fund does not differ from that contained in Post-Effective Amendment No. 60 (the “Amendment”) to the Fund’s Registration Statement on Form N-1A. The Amendment was filed electronically on April 30, 2004.

Please do not hesitate to contact me at (727) 299-1824 if you have any questions or concerns regarding this filing.

Sincerely,
/s/ John K. Carter

John K. Carter, Esq. Senior Vice President, Secretary and General Counsel

Attachment